Stock-Based Compensation (Details 4) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total	$ 2,581	$ 1,918	$ 2,687	$ 1,475	$ 770
Cost of sales [Member]
Total	245	265	279	192	153
Research and development [Member]
Total	238	217	208	293	229
Clinical and regulatory [Member]
Total	136	206	235	113	83
Selling and marketing [Member]
Total	59	312	442	141	102
General and administrative [Member]
Total	$ 1,903	$ 918	$ 1,523	$ 736	$ 203